United States
Securities and Exchange Commission
Washington, D.C. 20549
Form 13F

Cover Page

Report for The Calendar Year or Quarter Ended:   03/31/05

Institutional Investment Manager Filing This Report:

Name:      Emmett M. Murphy
                 Paradigm Capital Corporation
Address:   201 Main Street, Suite 1555
                 Fort Worth, Texas 76102

Form 13F File Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   Emmett M. Murphy
Title:     President
Phone:   817-335-1145

Signature, Place, and Date of Signing:

Signature                City, State                 Date

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $116,451



NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN
AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	MGR	VOTING AUTH SOLE

WTS HMP EQUITY HOLDINGS CO	CV WAR	CERIWTS	4194	8000	SH
	CALL	SOLE	782	8000
AMEDISYS INC	OTC IS	23436108	3630	120000	SH
	SOLE	782	120000
CSK AUTO CORP	COMMON	125965103	3177	180000	SH
	SOLE	782	180000
CHARLOTTE RUSSE HLDG INC	OTC IS	161048103	815	63100	SH
	SOLE	782	63100
CABOT OIL & GAS CORP-CL A	COMMON	127097103	4412	80000	SH
	SOLE	782	80000
CAPTIVA SOFTWARE CORP	OTC IS	14073T109	2345	216485	SH
	SOLE	782	216485
DENNYS CORP	OTC IS	24869P104	3325	700000	SH		SOLE
	782	700000
DYADIC INTERNATIONAL INC	PRIVAT	DYACICINT	500	150150
	SH		SOLE	782	150150
ENCORE ACQUISITION CO	COMMON	29255W100	4394	106400	SH
	SOLE	782	106400
VAALCO ENERGY	OTC IS	91851C201	1915	500000	SH
	SOLE	782	500000
FISCHER IMAGING CORP	OTC IS	337719108	274	43500	SH
	SOLE	782	43500
GAMESTOP CORP CL A	COMMON	36466R101	3324	150000	SH
	SOLE	782	150000
HORIZON HEALTH CORP	OTC IS	44041Y104	2355	55400	SH
	SOLE	782	55400
HOT TOPIC INC.	OTC IS	441339108	2185	100000	SH
	SOLE	782	100000
PARADIGM OIL PAIR BASKET	PUT OP	CDC16	1141	100000	SH
	PUT	SOLE	782	100000
IMAGISTICS INTERNATIONAL	COMMON	45247T104	7685	220000
	SH		SOLE	782	220000
***INTEROIL CORP	COMMON	460951106	3496	100000	SH
	SOLE	782	100000
JAMESON INNS INC	OTC IS	470457102	662	450000	SH
	SOLE	782	450000
LEAP WIRELESS INTL INC	COMMON	521863308	2866	110000	SH
	SOLE	782	110000
LAIDLAW INTERNATIONAL	OTC IS	50730R102	3598	173000	SH
	SOLE	782	173000
CHENIERE ENERGY INC	OTC IS	16411R208	3871	60000	SH
	SOLE	782	60000
MOBILE MINI INC	OTC IS	60740F105	3839	95000	SH		SOLE
	782	95000
MRU HOLDING	PRIVAT	MRUHOLD	500	142857	SH		SOLE
	782	142857
NEW FRONTIER MEDIA INC	OTC IS	644398109	715	100000	SH
	SOLE	782	100000
OSI SYSTEMS INC	OTC IS	671044105	2714	155000	SH
	SOLE	782	155000
PEP BOYS-MANNY MOE & JACK	COMMON	713278109	1319	75000	SH
	SOLE	782	75000
PREMIERE GLOBAL SERVICES	OTC IS	740585104	2865	253100
	SH		SOLE	782	253100
PENN OCTANE CORP	OTC IS	707573101	19	15500	SH		SOLE
	782	15500
PENWEST PHARMACEUTICALS	OTC IS	709754105	1236	100000	SH
	SOLE	782	100000
PANTRY INC DEL	OTC IS	698657103	4646	150000	SH
	SOLE	782	150000
PLAINS EXPLORATION	COMMON	726505100	349	10000	SH
	SOLE	782	10000
QUIDEL COROP	OTC IS	74838J101	1091	279000	SH
	SOLE	782	279000
ROTECH HEALTHCARE INC	OTC IS	778669101	2201	80000	SH
	SOLE	782	80000
RIO VISTA ENERGY PARTNERS	OTC IS	767271109	1601	139437
	SH		SOLE	782	139437
SECURE COMPUTING CORP	OTC IS	813705100	1714	200000	SH
	SOLE	782	200000
SEITEL INC NEW	COMMON	816074405	4424	3171153	SH
	SOLE	782	3171153
SHAW GROUP INC	COMMON	820280105	1744	80000	SH		SOLE
	782	80000
TAG-IT PACIFIC INC	COMMON	873774103	2170	417270	SH
	SOLE	782	417270
***TOMMY HILFIGER CORP-ORD	COMMON	G8915ZZ102	2340	200000
	SH		SOLE	782	200000
TESORO PETROLEUM CORP	COMMON	881609101	8655	233800	SH
	SOLE	782	233800
WESTCORP-CALIF	COMMON	957907108	6042	143000	SH
	SOLE	782	143000
WASHINGTON GROUP INTL	OTC IS	938862208	2025	45000	SH
	SOLE	782	45000
WHITING PETROLEUM CORP	COMMON	966387102	4078	100000	SH
	SOLE	782	100000